Share Based Compensation - Summary of Shares for All Plans (Detail) shares in Millions, kr in Millions	12 Months Ended
Dec. 31, 2019 SEK (kr) shares
Disclosure of terms and conditions of share based payment arrangement [line Items]
Originally designated	45.1
Outstanding beginning	28.2
Exercised/matched during 2019	14.9
Forfeited/expired during 2019	2.4
Outstanding ending	10.9
Compensation costs charged during 2019 (SEK million) | kr	kr 317.4
2016 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Originally designated	21.6
Outstanding beginning	18.7
Exercised/matched during 2019	5.5
Forfeited/expired during 2019	2.3
Outstanding ending	10.9
Compensation costs charged during 2019 (SEK million) | kr	kr 256.0
2015 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Originally designated	23.5
Outstanding beginning	9.5
Exercised/matched during 2019	9.4
Forfeited/expired during 2019	0.1
Compensation costs charged during 2019 (SEK million) | kr	kr 61.4